Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 136,614	$ 128,150
Value contained in precious metal inventory at refineries	497,930	526,106
Gains (losses) on derivative contracts	$ 7,336	$ 5,393
Interest earned on cash and short-term investments (percent)	1.40%	0.70%
Impact of 10% change in interest earned on earnings before taxes		$ 0
Outstanding debt	$ 180,010	11,900
Minimum finance lease payments payable, at present value	33,114	30,561
Impact of 10% increase in metal prices on revenues	149,900	165,100
Impact of 10% decrease in metal prices on revenues	151,600	166,400
Impact of 10% increase in metal prices on earnings before taxes	4,900	7,200
Impact of 10% decrease in metal prices on earnings before taxes	4,900	7,200
Dore [Member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	86,776	81,448
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	37,000	52,300
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	8,914	11,228
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% change in exchange rate on income before taxes	$ 10,700	$ 19,300
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted averate rate on lease liabilities	9.70%	10.60%
Interest rate risk [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding debt			$ 500,000
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 50,300	$ 40,000
Bottom of range [member] | Interest rate risk [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding debt			500,000
Top of range [member] | Interest rate risk [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding debt			$ 1,250,000
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings (percent)	5700.00%